OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

March 15, 2011

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Short Duration Fund

          Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A

          File No. 811-22520; Reg. No. 333-171815

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “Investment Company Act”) on behalf of Oppenheimer Short Duration Fund (the “Fund”), an investment company organized as a Massachusetts business trust. This filing consists of the documents comprising Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s registration statement on Form N-1A (the “Registration Statement”).

This Amendment includes information regarding the full Board of Trustees of the Fund, properly constituted in accordance with Section 10 of the Investment Company Act, the Fund’s audited Statement Assets and Liabilities and the report and consent of the Fund’s independent auditors, and certain exhibits required under Part C. The Opinion of Counsel is not included, but will be included in Pre-Effective Amendment No. 2.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine. It is anticipated that at the time of the filing of the Fund’s Pre-Effective Amendment No. 2, the Fund will request acceleration of the effective date of its Registration Statement to a date on or about March 28, 2011.

We would be pleased to provide you with any additional information you may require and would appreciate receiving any comments the Commission Staff may have at your earliest convenience. We request that you address any comments on this filing to the undersigned at:

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089

nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Nancy S. Vann
Nancy S. Vann

Vice President & Associate Counsel

Enclosures

cc:     Valerie Lithotomos, Esq., SEC

         Kathleen T. Ives, Esq.

         Gloria J. LaFond

         K&L Gates LLP